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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21806

Asset Allocation Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Asset Allocation Trust, for the six months ended June 30, 2008. This one series has a December 31 fiscal year end.

Date of reporting period: June 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Trust

Evergreen Asset Allocation Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
ASSET ALLOCATION TRUST
8	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
EVERGREEN ASSET ALLOCATION FUND
20	FINANCIAL HIGHLIGHTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund and Asset Allocation Trust will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the proxy voting policies and procedures for the fund and Asset Allocation Trust, as well as information regarding how they voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief

Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Asset Allocation Trust and Evergreen Asset Allocation Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks generally performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The nation’s real gross domestic product grew at an annual rate of 0.9% in the first quarter of 2008 before picking up to a 1.9% pace in the second quarter of 2008 with the help of the government’s fiscal and monetary stimulus. Benchmarks for corporate profits, employment and other key economic indicators, however, deteriorated. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. In the face of these influences, the economy’s positive growth was sustained by strength in exports and government spending, plus aggressive monetary and federal policies.

LETTER TO SHAREHOLDERS continued

The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s fund-of-funds strategies maintained asset allocations consistent with each fund’s objective and discipline. The team managing Asset Allocation Trust, for example, monitored exposures to equity and fixed income strategies based on an assessment of relative values and opportunities in markets throughout the world. Managers of Evergreen Envision Growth and Income Fund balanced investments in the domestic equity and fixed income markets, while the team managing Evergreen Envision Growth Fund focused principally on domestic equities, with some fixed income exposure. At the same time, managers of Evergreen Envision Income Fund emphasized investments in the domestic fixed income market, with some allocations to equities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

Evergreen Asset Allocation Fund

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager1:

Ben Inker, CFA

1

The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Ben Inker.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style boxes are based on a portfolio date as of 6/30/2008 and the fund’s investment in Asset Allocation Trust.

Each style box is representative of the investments in Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return with sales charge	-11.78%	-11.27%	-7.64%	N/A	N/A

6-month return w/o sales charge	-6.39%	-6.74%	-6.73%	-6.22%	-6.50%

Average annual return*

1-year with sales charge	-10.63%	-10.22%	-6.74%	N/A	N/A

1-year w/o sales charge	-5.15%	-5.80%	-5.86%	-4.90%	-5.35%

5-year	7.57%	7.78%	8.07%	9.15%	8.66%

10-year	6.48%	6.36%	6.36%	7.41%	6.91%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Evergreen Asset Allocation Fund

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares versus a similar investment in the GMO Global Balanced Index^ (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Index (MSCI ACWI) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI and the MSCI ACWI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

^

The GMOGBI is a composite benchmark computed by GMO. Prior to May 1, 2007, the GMOGBI consisted of (1) the S&P 500 Index; (2) the MSCI ACWI ex-US; and (3) the LBABI in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI ex-U.S.), and 35% (LBABI). Effective May 1, 2007, the GMOGBI consists of (1) the MSCI ACWI; and (2) the LBABI in the following proportions: 65% (MSCI ACWI), and 35% (LBABI).

All data is as of June 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Trust

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period†

Actual	$1,000.00	$939.20	$0.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.86	$0.00

†	Expenses are equal to the annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 182 / 366 days.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period††

Actual	$1,000.00	$939.20	$2.22
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.58	$2.31

††

The expense ratios include the Trust’s direct operating expenses as of 6/30/2008 and the indirect operating expenses of the underlying funds in which the Trust invests as of 6/30/2008. The indirect expenses were estimated to be 0.46%. Expenses of the Trust are equal to the annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 182 / 366 days.

ABOUT YOUR FUND’S EXPENSES continued

Evergreen Asset Allocation Fund

	Account Value 1/1/2008	Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$936.10	$3.80
Class B	$1,000.00	$932.63	$7.40
Class C	$1,000.00	$932.70	$7.40
Class I	$1,000.00	$937.80	$2.60
Class R	$1,000.00	$935.02	$5.00
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.93	$3.97
Class B	$1,000.00	$1,017.21	$7.72
Class C	$1,000.00	$1,017.21	$7.72
Class I	$1,000.00	$1,022.18	$2.72
Class R	$1,000.00	$1,019.69	$5.22

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A, 1.54% for Class B, 1.54% for Class C, 0.54% for Class I and 1.04% for Class R), multiplied by the average account value over the period, multiplied by 182 / 366 days.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period**

Actual
Class A	$1,000.00	$936.10	$6.02
Class B	$1,000.00	$932.63	$9.61
Class C	$1,000.00	$932.70	$9.61
Class I	$1,000.00	$937.80	$4.82
Class R	$1,000.00	$935.02	$7.22
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.65	$6.27
Class B	$1,000.00	$1,014.92	$10.02
Class C	$1,000.00	$1,014.92	$10.02
Class I	$1,000.00	$1,019.89	$5.02
Class R	$1,000.00	$1,017.40	$7.52

**

The expense ratios include the Fund’s direct operating expenses as of 6/30/2008 and the indirect expenses of the underlying funds in which Asset Allocation Trust invests as of 6/30/2008. The indirect expenses were estimated to be 0.46%. For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Class I and 1.50% for Class R), multiplied by the average account value over the period, multiplied by 182 / 366 days.

Asset Allocation Trust

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

		2007	2006	2005[1,2]

Net asset value, beginning of period	$11.57	$11.57	$10.77	$10.93

Income from investment operations
Net investment income (loss)	0.06	0.42	0.36[3]	0.24[3]
Net realized and unrealized gains or losses on investments	(0.76)	0.47	0.97	0.03

Total from investment operations	(0.70)	0.89	1.33	0.27

Distributions to shareholders from
Net investment income	0	(0.29)	(0.36)	(0.23)
Net realized gains	(0.35)	(0.60)	(0.17)	(0.20)

Total distributions to shareholders	(0.35)	(0.89)	(0.53)	(0.43)

Net asset value, end of period	$10.52	$11.57	$11.57	$10.77

Total return	(6.08)%	7.96%	12.34%	2.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,596,237	$11,516,725	$10,269,513	$7,731,034
Ratios to average net assets
Expenses including reimbursements[4]	0%[5]	0%	0%	0%[5]
Expenses excluding reimbursements[4]	0%[5]	0%	0%	0%[5]
Net investment income (loss)	1.10%[5]	3.69%	3.19%	7.64%[5]
Portfolio turnover rate	26%	55%	19%	5%

1	For the period from September 16, 2005 (commencement of operations), to December 31, 2005.
2

Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Excludes expenses incurred indirectly through investment in underlying funds.
5	Annualized

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.6%
ASSET ALLOCATION 2.6%
GMO Special Situations Fund, Class VI ø	12,734,729	$272,523,191

INTERNATIONAL EQUITY 31.3%
GMO Emerging Markets Fund, Class VI ø	29,902,965	576,529,165
GMO Emerging Markets Opportunities Fund, Class VI ø	36,812,924	486,298,723
GMO International Core Equity Fund, Class VI ø	37,059,866	1,369,732,648
GMO International Growth Equity Fund, Class IV ø	16,213,766	445,230,023
GMO International Intrinsic Value Fund, Class IV ø	14,991,211	441,191,351

		3,318,981,910

INTERNATIONAL FIXED INCOME 1.3%
GMO Emerging Country Debt Fund, Class IV ø	5,497,902	54,429,231
GMO International Bond Fund, Class III ø	8,369,496	78,756,957

		133,186,188

U.S. EQUITY 18.8%
GMO U.S. Core Equity Fund, Class VI ø	18,300,086	213,013,000
GMO U.S. Quality Equity Fund, Class VI ø	90,844,496	1,782,369,003

		1,995,382,003

U.S. FIXED INCOME 45.6%
GMO Alpha Only Fund, Class IV ø	117,156,544	1,302,780,767
GMO Core Plus Bond Fund, Class IV ø	23,772,669	223,938,543
GMO Domestic Bond Fund, Class VI ø	92,733,999	850,370,773
GMO Strategic Fixed Income Fund, Class VI ø	108,458,419	2,454,414,028

		4,831,504,111

Total Mutual Fund Shares (cost $10,697,904,021)		10,551,577,403

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.3%
TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 1.25%, 07/01/2008 (cost $29,519,790)	$29,519,790	29,519,790

Total Investments (cost $10,727,423,811) 99.9%		10,581,097,193
Other Assets and Liabilities 0.1%		15,139,603

Net Assets 100.0%		$10,596,236,796

ø	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

The following table shows portfolio composition as a percent of total investments as of June 30, 2008:

Mutual Fund Shares – Equity	50.3%
Mutual Fund Shares – Fixed Income	46.8%
Mutual Fund Shares – Asset Allocation	2.6%
Cash Equivalents	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2008:

U.S. Fixed Income	45.8%
International Equity	31.4%
U.S. Equity	18.9%
Asset Allocation	2.6%
International Fixed Income	1.3%

100.0%

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in affiliates, at value (cost $10,697,904,021)	$10,551,577,403
Investments in securities, at value (cost $29,519,790)	29,519,790

Total investments	10,581,097,193
Receivable for investments sold	29,010,050
Interest receivable	1,025
Receivable from investment advisor	165

Total assets	10,610,108,433

Liabilities
Payable for Fund shares redeemed	13,845,790
Due to custodian bank	18,077
Accrued expenses and other liabilities	7,770

Total liabilities	13,871,637

Net assets	$10,596,236,796

Net assets represented by
Paid-in capital	$10,896,073,682
Undistributed net investment income	60,171,946
Accumulated net realized losses on investments	(213,682,214)
Net unrealized losses on investments	(146,326,618)

Total net assets	$10,596,236,796

Shares outstanding (unlimited number of shares authorized)	1,006,901,330

Net asset value per share	$10.52

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment Income
Dividends from affiliated investment company shares	$59,850,605
Interest	321,341

Total investment income	60,171,946

Expenses
Custodian and accounting fees	6,027
Professional fees	23,854

Total expenses	29,881
Less: Expense reimbursements	(29,881)

Net expenses	0

Net investment income	60,171,946

Net realized and unrealized gains or losses on investments
Net realized losses on sale of affiliated investment company shares	(204,035,778)
Net change in unrealized gains or losses on investments	(553,457,333)

Net realized and unrealized gains or losses on investments	(757,493,111)

Net decrease in net assets resulting from operations	$(697,321,165)

See Notes to Financial Statements

Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008		Year Ended
	(unaudited)		December 31, 2007

Operations
Net investment income		$60,171,946		$407,600,523
Net realized gains or losses on investments		(204,035,778)		835,823,748
Net change in unrealized gains or losses on investments		(553,457,333)		(406,412,198)

Net increase (decrease) in net assets resulting from operations		(697,321,165)		837,012,073

Distributions to shareholders from
Net investment income		0		(279,039,731)
Net realized gains		(350,846,292)		(557,932,919)

Total distributions to shareholders		(350,846,292)		(836,972,650)

	Shares		Shares

Transactions in investors’ beneficial interest
Proceeds from contributions	19,271,353	213,642,661	107,468,438	1,259,672,250
Reinvestment of distributions	32,881,564	350,846,292	23,144,354	260,373,984
Payment for redemptions	(40,381,482)	(436,809,569)	(23,056,258)	(272,874,157)

Net increase in net assets resulting from transactions in investors’ beneficial interest		127,679,384		1,247,172,077

Total increase (decrease) in net assets		(920,488,073)		1,247,211,500
Net assets
Beginning of period		11,516,724,869		10,269,513,369

End of period		$10,596,236,796		$11,516,724,869

Undistributed net investment income		$60,171,946		$0

See Notes to Financial Statements

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

The Trust operates as a “fund-of-funds” which invests in shares of GMO-managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Trust has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Trust’s financial statements have not been impacted by the adoption of FIN 48.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Trust upon the assignment of the Trust’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Trust. As administrator, EIS provides the Trust with facilities, equipment and personnel. EIS receives no compensation from the Trust for its services. During the six months ended June 30, 2008, EIS reimbursed the Trust for expenses in the amount of $29,881.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Trust. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term securities) were $2,856,470,196 and $3,004,215,159, respectively, for the six months ended June 30, 2008.

On January 1, 2008, the Trust implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expands disclosures about fair value measurements. FAS 157 established a fair value hierarchy based upon the various inputs used in determining the value of the Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$10,551,577,403
Level 2 – Other Significant Observable Inputs	29,519,790
Level 3 – Significant Unobservable Inputs	0

Total	$10,581,097,193

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $10,741,583,103. The gross unrealized appreciation and depreciation on securities based on tax cost was $427,630,794 and $588,116,704, respectively, with a net unrealized depreciation of $160,485,910.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENTS IN AFFILIATES

A summary of the Trust’s transactions in shares of affiliates during the six months ended June 30, 2008 were as follows:

Affiliate	Value, beginning of period	Cost of Purchases	Proceeds From Sales	Dividend Income	Value, end of period

GMO Alpha Only Fund
Class IV	$904,835,907	$388,956,101	$8,000,000	$0	$1,302,780,767
GMO Core Plus Bond Fund
Class IV	485,109,778	0	261,158,107	0	223,938,543
GMO Domestic Bond Fund
Class VI	329,288,642	546,578,846	20,000,000	5,364,696	850,370,773
GMO Emerging Country Debt Fund
Class IV	56,298,518	0	0	0	54,429,231
GMO Emerging Markets Fund
Class VI	653,435,527	2,500,000	0	0	576,529,165
GMO Emerging Markets Opportunities Fund
Class VI	534,381,024	2,700,000	9,210,050	0	486,298,723
GMO Inflation Indexed Plus Bond Fund
Class VI	1,742,515,204	41,330,902	1,771,955,253	45,616,455	0
GMO International Bond Fund
Class III	75,492,854	0	0	0	78,756,957
GMO International Core Equity Fund
Class VI	1,663,530,650	12,000,000	167,100,000	0	1,369,732,648
GMO International Growth Equity Fund
Class IV	678,091,083	3,000,000	185,140,000	0	445,230,023
GMO International Intrinsic Value Fund
Class IV	677,733,047	3,000,000	181,153,220	0	441,191,351
GMO Short-Duration Investment Fund
Class III	9,011	45	8,950	13	0
GMO Special Situations Fund
Class VI	253,143,650	9,177,590	0	0	272,523,191
GMO Strategic Fixed Income Fund
Class VI	1,511,794,187	1,426,239,338	350,989,579	0	2,454,414,028
GMO U.S. Core Equity Fund
Class VI	286,211,680	988,359	40,500,000	988,359	213,013,000
GMO U.S. Quality Equity Fund
Class VI	1,600,659,164	419,999,015	9,000,000	7,881,082	1,782,369,003

	$11,452,529,926	$2,856,470,196	$3,004,215,159	$59,850,605	$10,551,577,403

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Trust does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,				Year Ended March 31,		Year Ended February 28, 2003[3]

CLASS A		2007	2006	2005	2004[1]	2004	2003[2]

Net asset value, beginning of period	$14.91	$14.81	$14.09	$13.62	$12.97	$9.91	$9.98	$10.77

Income from investment operations
Net investment income (loss)	(0.06)	0.27	0.35[4]	0.26	0.24	0.26[4]	(0.01)[4]	0.16
Net realized and unrealized gains or losses on investments	(0.90)	0.77	1.23	0.80	0.74	3.02	(0.06)	(0.49)

Total from investment operations	(0.96)	1.04	1.58	1.06	0.98	3.28	(0.07)	(0.33)

Distributions to shareholders from
Net investment income	(0.04)	(0.58)	(0.44)	(0.36)	(0.24)	(0.21)	0	(0.42)
Net realized gains	(0.35)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)	0	(0.04)

Total distributions to shareholders	(0.39)	(0.94)	(0.86)	(0.59)	(0.33)	(0.22)	0	(0.46)

Net asset value, end of period	$13.56	$14.91	$14.81	$14.09	$13.62	$12.97	$9.91	$9.98

Total return[5]	(6.39)%	7.09%	11.32%	7.85%	7.55%	33.15%	(0.70)%	(3.16)%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,977,213	$4,405,430	$3,873,495	$2,875,596	$1,531,158	$722,977	$25,019	$13,879
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	0.79%[7]	0.81%	0.89%	0.94%	1.02%[7]	1.17%	1.16%[7]	0.02%
Expenses excluding waivers/reimbursements and expense reductions[6]	0.82%[7]	0.84%	0.89%	0.97%	1.02%[7]	1.17%	1.60%[7]	0.08%
Net investment income (loss)	(0.79)%[7]	1.73%	2.39%	2.39%	3.19%[7]	1.03%	(1.12)%[7]	2.51%
Portfolio turnover rate	4%	2%	1%	16%[8]	7%	16%	0%	28%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
3

Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund (“GMO Fund”). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to October 3, 2002 are those of Class III of GMO Fund.

4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
7	Annualized
8

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,				Year Ended March 31,		Year Ended February 28, 2003[3]

CLASS B		2007	2006	2005	2004[1]	2004	2003[2]

Net asset value, beginning of period	$14.75	$14.65	$13.95	$13.50	$12.87	$9.87	$9.94	$10.00

Income from investment operations
Net investment income (loss)	(0.11)	0.15	0.23	0.17	0.18	0.19[4]	(0.01)[4]	(0.06)[4]
Net realized and unrealized gains or losses on investments	(0.89)	0.77	1.22	0.77	0.72	2.99	(0.06)	0.28

Total from investment operations	(1.00)	0.92	1.45	0.94	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	(0.04)	(0.46)	(0.33)	(0.26)	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.35)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.39)	(0.82)	(0.75)	(0.49)	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$13.36	$14.75	$14.65	$13.95	$13.50	$12.87	$9.87	$9.94

Total return[5]	(6.74)%	6.33%	10.53%	7.08%	6.99%	32.30%	(0.70)%	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,920,195	$2,131,841	$2,050,316	$1,696,880	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.54%[7]	1.54%	1.59%	1.64%	1.72%[7]	1.88%	1.89%[7]	1.88%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.54%[7]	1.54%	1.59%	1.67%	1.72%[7]	1.88%	2.33%[7]	2.75%[7]
Net investment income (loss)	(1.54)%[7]	0.91%	1.60%	1.44%	2.28%[7]	0.44%	(1.85)%[7]	(1.46)%[7]
Portfolio turnover rate	4%	2%	1%	16%[8]	7%	16%	0%	28%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
3	For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
7	Annualized
8

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,				Year Ended March 31,		Year Ended February 28, 2003[3]

CLASS C		2007	2006	2005	2004[1]	2004	2003[2]

Net asset value, beginning of period	$14.47	$14.39	$13.71	$13.28	$12.67	$9.72	$9.80	$10.00

Income from investment operations
Net investment income (loss)	(0.11)	0.16	0.24	0.18	0.19	0.18[4]	(0.01)[4]	(0.07)[4]
Net realized and unrealized gains or losses on investments	(0.87)	0.74	1.19	0.75	0.69	2.96	(0.07)	0.30

Total from investment operations	(0.98)	0.90	1.43	0.93	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	(0.04)	(0.46)	(0.33)	(0.27)	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.35)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.39)	(0.82)	(0.75)	(0.50)	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$13.10	$14.47	$14.39	$13.71	$13.28	$12.67	$9.72	$9.80

Total return[5]	(6.73)%	6.29%	10.56%	7.10%	6.96%	32.36%	(0.82)%	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,304,394	$4,666,033	$4,100,205	$3,017,854	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[6]	1.54%[7]	1.54%	1.59%	1.64%	1.72%[7]	1.88%	1.90%[7]	1.86%[7]
Expenses excluding waivers/reimbursements and expense reductions[6]	1.54%[7]	1.54%	1.59%	1.67%	1.72%[7]	1.88%	2.34%[7]	2.66%[7]
Net investment income (loss)	(1.54)%[7]	1.01%	1.76%	1.69%	2.43%[7]	0.37%	(1.86)%[7]	(1.76)%[7]
Portfolio turnover rate	4%	2%	1%	16%[8]	7%	16%	0%	28%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
3	For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
7	Annualized
8

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,				Year Ended March 31,		Year Ended February 28, 2003[3]

CLASS I		2007	2006	2005	2004[1]	2004	2003[2]

Net asset value, beginning of period	$14.99	$14.90	$14.16	$13.68	$13.02	$9.92	$9.98	$10.00

Income from investment operations
Net investment income (loss)	(0.04)	0.31	0.39	0.27	0.22	0.30[4]	(0.01)[4]	0.29
Net realized and unrealized gains or losses on investments	(0.90)	0.77	1.25	0.82	0.79	3.03	(0.05)	(0.05)

Total from investment operations	(0.94)	1.08	1.64	1.09	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	(0.04)	(0.63)	(0.48)	(0.38)	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.35)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.39)	(0.99)	(0.90)	(0.61)	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$13.66	$14.99	$14.90	$14.16	$13.68	$13.02	$9.92	$9.98

Total return	(6.22)%	7.29%	11.73%	8.11%	7.79%	33.65%	(0.60)%	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$373,975	$337,645	$272,772	$171,789	$90,202	$46,970	$15,039	$22
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[5]	0.54%[6]	0.54%	0.59%	0.64%	0.72%[6]	0.88%	0.91%[6]	0.91%[6]
Expenses excluding waivers/reimbursements and expense reductions[5]	0.54%[6]	0.54%	0.59%	0.67%	0.72%[6]	0.88%	1.19%[6]	1.73%[6]
Net investment income (loss)	(0.54)%[6]	2.18%	2.98%	2.75%	3.64%[6]	1.56%	(0.87)%[6]	7.00%[6]
Portfolio turnover rate	4%	2%	1%	16%[7]	7%	16%	0%	28%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
3	For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
4	Net investment income (loss) per share is based on average shares outstanding during the period.
5	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
6	Annualized
7

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,				Year Ended March 31, 2004[2]

CLASS R		2007	2006	2005	2004[1]

Net asset value, beginning of period	$14.82	$14.73	$14.02	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	(0.07)	0.25	0.34[3]	0.31	0.18	0.07[3]
Net realized and unrealized gains or losses on investments	(0.90)	0.75	1.20	0.71	0.79	1.16

Total from investment operations	(0.97)	1.00	1.54	1.02	0.97	1.23

Distributions to shareholders from
Net investment income	(0.04)	(0.55)	(0.41)	(0.36)	(0.25)	(0.21)
Net realized gains	(0.35)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)

Total distributions to shareholders	(0.39)	(0.91)	(0.83)	(0.59)	(0.34)	(0.22)

Net asset value, end of period	$13.46	$14.82	$14.73	$14.02	$13.59	$12.96

Total return	(6.50)%	6.83%	11.10%	7.63%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,622	$12,935	$9,546	$7,066	$496	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.04%[5]	1.04%	1.09%	1.15%	1.27%[5]	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.04%[5]	1.04%	1.09%	1.18%	1.27%[5]	1.20%[5]
Net investment income (loss)	(1.04)%[5]	1.61%	2.33%	5.19%	13.43%[5]	1.28%[5]
Portfolio turnover rate	4%	2%	1%	16%[6]	7%	16%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.
3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investment in Asset Allocation Trust, at value (cost $10,639,654,719)	$10,596,236,796
Receivable for investments sold	14,055,766
Receivable for Fund shares sold	21,088,429
Prepaid expenses and other assets	110,098

Total assets	10,631,491,089

Liabilities
Dividends payable	196
Payable for Fund shares redeemed	40,100,529
Advisory fee payable	87,056
Distribution Plan expenses payable	197,239
Due to other related parties	1,083,346
Accrued expenses and other liabilities	624,090

Total liabilities	42,092,456

Net assets	$10,589,398,633

Net assets represented by
Paid-in capital	$10,316,309,020
Overdistributed net investment loss	(67,278,359)
Accumulated net realized gains on investments	383,785,895
Net unrealized losses on investments	(43,417,923)

Total net assets	$10,589,398,633

Net assets consists of
Class A	$3,977,213,272
Class B	1,920,194,766
Class C	4,304,394,104
Class I	373,974,571
Class R	13,621,920

Total net assets	$10,589,398,633

Shares outstanding (unlimited number of shares authorized)
Class A	293,312,214
Class B	143,749,356
Class C	328,543,505
Class I	27,383,571
Class R	1,012,010

Net asset value per share
Class A	$13.56
Class A — Offering price (based on sales charge of 5.75%)	$14.39
Class B	$13.36
Class C	$13.10
Class I	$13.66
Class R	$13.46

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income	$0

Expenses
Advisory fee	16,247,161
Distribution Plan expenses
Class A	5,719,305
Class B	9,948,171
Class C	22,247,201
Class R	33,275
Administrative services fee	5,477,658
Transfer agent fees	6,251,589
Trustees’ fees and expenses	122,847
Printing and postage expenses	503,516
Custodian and accounting fees	617,895
Registration and filing fees	92,937
Professional fees	164,032
Other	112,306

Total expenses	67,537,893
Less: Expense reductions	(59,092)
Expense reimbursements	(521,469)
Net expenses	66,957,332

Net investment loss	(66,957,332)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of affiliated investment company shares	33,122,123
Capital gain distributions from affiliated investment company shares	350,846,292

Net realized gains on investments	383,968,415
Net change in unrealized gains or losses on investments	(1,081,079,589)

Net realized and unrealized gains or losses on investments	(697,111,174)

Net decrease in net assets resulting from operations	$(764,068,506)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income (loss)		$(66,957,332)		$143,097,989
Net realized gains on investments		383,968,415		600,244,483
Net change in unrealized gains or losses on investments		(1,081,079,589)		(42,272,156)

Net increase (decrease) in net assets resulting from operations		(764,068,506)		701,070,316

Distributions to shareholders from
Net investment income
Class A		(12,904,438)		(163,974,693)
Class B		(6,198,474)		(64,162,975)
Class C		(14,206,079)		(142,217,278)
Class I		(1,019,170)		(13,593,645)
Class R		(40,816)		(454,085)
Net realized gains
Class A		(103,769,366)		(97,383,340)
Class B		(49,858,197)		(49,921,284)
Class C		(114,230,261)		(105,858,352)
Class I		(8,195,435)		(6,741,047)
Class R		(328,209)		(267,302)

Total distributions to shareholders		(310,750,445)		(644,574,001)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	37,430,712	529,592,944	77,263,138	1,174,229,125
Class B	10,058,458	139,903,615	20,532,243	307,512,636
Class C	33,022,056	452,284,103	71,003,450	1,044,480,514
Class I	10,445,803	148,756,899	11,180,882	172,266,772
Class R	291,395	4,075,208	527,728	7,949,554

		1,274,612,769		2,706,438,601

Net asset value of shares issued in reinvestment of distributions
Class A	6,793,576	93,616,817	14,303,539	210,935,317
Class B	3,763,467	51,220,067	7,113,672	103,567,232
Class C	6,814,886	90,978,409	12,107,802	173,113,906
Class I	531,684	7,374,453	866,580	12,870,805
Class R	20,030	274,205	37,496	549,576

		243,463,951		501,036,836

Automatic conversion of Class B shares to Class A shares
Class A	1,772,029	25,047,240	4,100,758	62,113,271
Class B	(1,795,017)	(25,047,240)	(4,159,170)	(62,113,271)

		0		0

Payment for shares redeemed
Class A	(48,209,860)	(678,987,596)	(61,623,983)	(937,756,222)
Class B	(12,856,335)	(178,908,957)	(18,832,321)	(282,628,683)
Class C	(33,756,331)	(459,663,512)	(45,545,172)	(670,848,418)
Class I	(6,113,200)	(87,772,234)	(7,838,176)	(120,075,761)
Class R	(172,304)	(2,410,600)	(340,250)	(5,113,989)

		(1,407,742,899)		(2,016,423,073)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007

Net increase in net assets resulting from capital share transactions	$110,333,821	$1,191,052,364

Total increase (decrease) in net assets	(964,485,130)	1,247,548,679
Net assets
Beginning of period	11,553,883,763	10,306,335,084

End of period	$10,589,398,633	$11,553,883,763

Undistributed (overdistributed) net investment income (loss)	$(67,278,359)	$34,047,950

See Notes to Financial Statements

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund’) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At June 30, 2008, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers Class A, Class B, Class C, Class R and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.20% as average daily net assets increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.30% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $521,469.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended June 30, 2008, EIS received $636,177 from the sale of Class A shares and $42,454, $2,880,963 and $336,787 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the Fund made aggregate purchases and sales of $564,488,953 and $424,770,833, respectively, in its investment into Asset Allocation Trust.

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 established a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$10,596,236,796
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$10,596,236,796

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $10,639,830,312. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $43,593,516, respectively, with a net unrealized depreciation of $43,593,516.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7 . EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568007 rv5 08/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust
By:

Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2008

By:

Jeremy DePalma Principal Financial Officer

Date: August 29, 2008